Billing in Excess of Costs and Estimated Earnings - Schedule of Billing in Excess of Costs and Estimated Earnings (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Contract Revenues	$ 680,369	$ 52,085	$ 5,981,221	$ 143,032	$ 35,913	$ 1,913,987
recognized in 2019			5,556,425			1,717,566
Billing in excess of costs and estimated earnings						1,657,998
Normandy [Member]
Contract Revenues			640,998			640,998
Estimated cost of goods sold (COGS)			578,118			578,118
Estimated Gross Profit			$ 62,880			$ 62,880
Gross Margin			10.00%			10.00%
COGS in 2019			$ 329,201			$ 199,482
Total actual COGS			$ 528,683			$ 199,482
Percentage of completion			100.00%			35.00%
Revenues - POC			$ 640,998			$ 220,886
less: previously recognized			(220,886)
recognized in 2019			420,112			220,886
Bill to Date	640,998		640,998			302,999
Billing in excess of costs and estimated earnings						82,113
Gateway Village [Member]
Contract Revenues			6,692,266			6,692,266
Estimated cost of goods sold (COGS)			4,960,215			4,725,912
Estimated Gross Profit			$ 1,732,051			$ 1,966,354
Gross Margin			26.00%			29.00%
COGS in 2019			$ 3,475,730			$ 1,444,397
Total actual COGS			$ 4,920,127			$ 1,444,397
Percentage of completion			99.00%			31.00%
Revenues - POC			$ 6,632,993			$ 1,496,680
less: previously recognized			(1,496,680)
recognized in 2019			5,136,313			1,496,680
Bill to Date	6,492,274		6,492,274			3,072,565
Billing in excess of costs and estimated earnings	140,719		140,719			1,575,885
Long-Term Contracts [Member]
COGS in 2019			3,804,931			1,643,879
Revenues - POC						1,717,566
recognized in 2019			5,556,425
Bill to Date	7,133,272		7,133,272			3,375,564
Billing in excess of costs and estimated earnings	$ 140,719		$ 140,719			$ 1,657,998